Share Capital - Summary of Granted Share Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, Granted	1,112,779	1,229,689
Officers and employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year	4,426,237	3,655,020
Share options, Granted	1,112,779	1,229,689
Share options, Exercised	(338,989)	(376,160)
Share options, Forfeited	(212,485)	(82,312)
Share options, end of the year	4,987,542	4,426,237
Weighted Average Exercise Price, Share option, beginning of the year	$ 29.84	$ 28.33
Weighted Average Exercise Price, Share option, Granted	32.98	31.75
Weighted Average Exercise Price, Share option, Exercised	20.40	21.09
Weighted Average Exercise Price, Share option, Forfeited	31.49	31.57
Weighted Average Exercise Price, Share option, end of the year	$ 31.11	$ 29.84